Related Party Transactions (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Rental expense	$ 24,000	$ 24,000	$ 24,000
Other short-term employee benefits	868,000	650,000	690,000
Key management personnel compensation, share-based payment	$ 775,000	$ 986,000	$ 124,000